Additional disclosure items	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Additional disclosure items	Additional disclosure itemsFees to auditors

	2022	2021	2020
	(US$ millions)
Audit fees	5.1	5.2	5.8
Audit related fees	1.3	1.4	0.5
Tax fees	0.2	0.1	0.1
Other fees	0.2	0.4	0.1
Total	6.8	7.1	6.4
Capital and operational commitments Millicom has a number of capital and operational commitments to suppliers and service providers in the normal course of its business. These commitments are mainly contracts for acquiring network and other equipment, and leases for towers and other operational equipment.Capital commitments At December 31, 2022, the Company and its subsidiaries had fixed commitments to purchase network equipment, other fixed assets and intangible assets of $406 million of which $259 million are due within one year (December 31, 2021: $761 million of which $428 million were due within one year). The Group’s share of commitments from the joint ventures is $29 million, of which $29 million are due within one year (December 31, 2021: $41 million, all of which were due within one year).Contingent liabilitiesLitigation and legal risks
The Company and its operations are contingently liable with respect to lawsuits, legal, regulatory, commercial and other legal risks that arise in the normal course of business. As of December 31, 2022, the total amount of claims brought against Millicom and its subsidiaries is $239 million (December 31, 2021: $246 million). The Group's share of the comparable exposure for its joint venture in Honduras is $13 million (December 31, 2021: $13 million).
As at December 31, 2022, $25 million has been provisioned by its subsidiaries for these risks in the consolidated statement of financial position (December 31, 2021: $36 million). The Group’s share of provisions made by the joint venture in Honduras was $1 million (December 31, 2021: $1 million). While it is not possible to ascertain the ultimate legal and financial liability with respect to these claims and risks, the ultimate outcome is not anticipated to have a material effect on the Group’s financial position and operations.
On May 25, 2020, as a result of the termination of the Costa Rica acquisition, Telefónica filed a complaint, followed by an amended complaint on August 3, 2020, against us in the Supreme Court of New York. The amended complaint asserts claims for breach of contract and alleges, among other things, that we were required to close the transaction because the closing conditions specified in the sale and purchase agreement for the acquisition had been satisfied. The complaint seeks, among other relief, a declaration of Telefónica’s rights, and unspecified damages, costs, and fees. We believe the complaint is without merit and that our position will ultimately be vindicated through the judicial process.
Other
At December 31, 2022, Millicom has various other less significant claims which are not disclosed separately in these consolidated financial statements because they are either not material or the related risk is remote.Tax related risks and uncertain tax positionThe Group operates in developing countries where the tax systems, regulations and enforcement processes have varying stages of development creating uncertainty regarding the application of the tax law and interpretation of tax treatments. The Group is also subject to regular tax audits in the countries where it operates. When there is uncertainty over whether the taxation authority will accept a specific tax treatment under the local tax law, that tax treatment is therefore uncertain. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome. Therefore, judgment is required to determine liabilities for taxes.
In assessing whether and how an uncertain tax treatment affects the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, the Group assumes that a taxation authority with the right to examine amounts reported to it will examine those amounts and have full knowledge of all relevant information when making those examinations.
The Group has a process in place, and applies significant judgment, in identifying uncertainties over income tax treatments. Management considers whether or not it is probable that a taxation authority will accept an uncertain tax treatment. On that basis, the identified risks are split into three categories (i) remote risks (risk of outflow of tax payments are up to 20%), (ii) possible risks (risk of outflow of tax payments assessed from 21% to 49%) and probable risks (risk of outflow is more than 50%). The process is repeated every quarter by the Group.
If the Group concludes that it is probable or certain that the taxation authority will accept the tax treatment, the risks are categorized either as possible or remote, and it determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. The risks considered as possible are not provisioned but disclosed as tax contingencies in the Group consolidated financial statements while remote risks are neither provisioned nor disclosed.
If the Group concludes that it is probable that the taxation authority will not accept the Group’s interpretation of the uncertain tax treatment, the risks are categorized as probable, and are presented to reflect the effect of uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates by generally using the most likely amount method – the single most likely amount in a range of possible outcomes.
If an uncertain tax treatment affects both deferred tax and current tax, the Group makes consistent estimates and judgments for both. For example, an uncertain tax treatment may affect both taxable profits used to determine the current tax and tax bases used to determine deferred tax.
If facts and circumstances change, the Group reassesses the judgments and estimates regarding the uncertain tax position taken.
At December 31, 2022, the tax risks exposure of the Group's subsidiaries is estimated at $221 million, for which provisions of $38 million have been recorded in tax liabilities; representing the probable amount of eventual claims and required payments related to those risks (2021: $342 million of which provisions of $69 million were recorded). The decrease compared to December 31, 2021 mainly relates to the sale of our operations in Tanzania as well as the adherence to a tax amnesty in one of our operations. The Groups' share of comparable tax exposure and provisions in its joint ventures amounts to $97 million (2021: $68 million) and $7 million (2021: $3 million), respectively.
Non-cash investing and financing activities
Non-cash investing and financing activities from continuing operations

	Note	2022	2021	2020
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment	E.2.2.	(23)	(47)	(27)
Acquisition of lease right of use assets obtained in exchange of lease liabilities	E.3.	127	106	92
Asset retirement obligations	E.2.2.	18	32	19
Financing activities
Share based compensation	B.4.1.	29	17	24
Related party balances and transactions
The Group’s significant related parties are:
•    EPM and subsidiaries (EPM), the non-controlling shareholder in our Colombian operations (see note A.1.4.);
•    Miffin Associates Corp and subsidiaries (Miffin), our joint venture partner in Guatemala until November 12, 2021, date on which Miffin ceased to be a related party, as Millicom signed and closed an agreement to acquire the remaining 45% equity interest in our joint venture business in Guatemala from Miffin (see note A.1.2.).
•    Cable Onda partners and subsidiaries, the non-controlling shareholders in Tigo Panama (see note A.1.2.), until June 29, 2022, date on which Cable Onda Partners ceased to be a related party as the non-controlling shareholders of Tigo Panama exercised their put option right to sell their remaining 20% shareholding to Millicom.
Empresas Públicas de Medellín (EPM)
EPM is a state-owned, industrial and commercial enterprise, owned by the municipality of Medellin, and provides electricity, gas, water, sanitation, and telecommunications. EPM owns 50% of our operations in Colombia. Transactions with EPM represent mainly purchases in the form of leases.
Miffin Associates Corp (Miffin)
As mentioned above, Miffin ceased to be a related party to the Group from November 12, 2021. Transactions with Miffin represented recurring commercial operations such as purchase of handsets, and sale of airtime.
Cable Onda Partners
As mentioned above, our prior partners in Panama ceased to be a related party to the Group from June 29, 2022. Our prior partners in Panama were, until June 29, 2022, the non-controlling shareholders of Tigo Panama and owned 20% of the company, and indirectly 20% of Grupo de Comunicaciones Digitales S.A. (formerly Telefónica Móviles Panamá, S.A.), which was acquired by Tigo Panama in August 2019. Transactions and balances with Tigo Panama Partners companies are disclosed under 'Other' in the tables below given their individual immateriality.
The Company had the following transactions with related parties:

Expenses	2022	2021	2020
	(US$ millions)
Purchases of goods and services from Miffin (i)	—	(165)	(216)
Purchases of goods and services from EPM	(45)	(39)	(37)
Other expenses	(18)	(16)	(57)
Total	(63)	(220)	(310)

Income and gains	2022	2021	2020
	(US$ millions)
Sale of goods and services to Miffin (i)	—	299	327
Sale of goods and services to EPM	11	14	15
Other revenue	1	2	2
Total	11	314	343
(i)    Miffin entities are not considered as related parties since November 12, 2021.
The Company had the following balances with related parties:

	December 31
	2022	2021
Liabilities	(US$ millions)
Payables to Honduras joint venture(iii)	48	69
Payables to EPM	39	38
Payables to Panama non-controlling interests (ii)	—	1
Other accounts payable	2	2
Total	88	110
(ii)     The non-controlling shareholders in Tigo Panama are not considered as related parties since June 29, 2022 (see note A.1.2.to our audited consolidated financial statements).
(iii)    Mainly dividends.

	December 31
	2022	2021
Assets	(US$ millions)
Receivables from EPM	2	2
Receivables from Honduras joint venture (i)	13	62
Receivables from Panama non-controlling interests (ii)	—	1
Other accounts receivable	—	5
Total	15	70
(i)    In November 2020, our operations in Honduras completed a shareholding restructuring whereby Telefónica Celular S.A. acquired the shares of Navega S.A. de C.V. from its existing shareholders. The sale consideration was payable in several installments with an expected final settlement in November 2023. During 2022, our operations in Honduras early repaid the related outstanding amount in its entirety.
(ii) The non-controlling shareholders in our Panama operations are not considered as related parties since June 29, 2022 (see note A.1.2. to our audited consolidated financial statements).